Other Operating Income (Expense), Net	12 Months Ended
Dec. 31, 2019
Disclosure of other operating income (expense) [text block] [Abstract]
Disclosure of other operating income (expense) [text block]
23.	Other operating income (expense), net

(a)	This item comprised the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)

Income from management and administrative services provided to related parties, note 26	1,744	1,765	1,560
Income from land rental and office lease, note 26	722	707	682
Recovery of expenses	525	534	796
Changes in the estimation of rehabilitation provision, note 14	-	910	-
Net gain (loss) on disposal of property, plant and equipment and intangible	(1,846)	4,599	42
Write-off for disasters (b)	(357)	(784)	(9,688)
Allowance for expected credit losses, note 7(d)	-	(9,034)	-
Reconstruction of public road network destroyed by the Coastal El Niño	-	(5,675)	(1,209)
Other minor, net	1,857	(1,719)	3,460

	2,645	(8,697)	(4,357)

(b)	During the first quarter of 2017, Peru was affected by the natural phenomenon called Coastal El Niño, which caused heavy rains, floods and mudslides in northern Peru. The economic losses associated with damage to inventories, machinery and equipment and cost overruns for damage to roads necessary for the distribution of merchandise to customers, which as of December 31, 2018 and 2017 amounted to S/784,000 and S/9,688,000 respectively, this amount is presented net of the compensation recognized by the insurance company.

Of the total amount recognized by the insurance company, S/231,000 pending collection as of December 31, 2019 (S/7,876,000 as of December 31,2018).